Holland Series Fund, Inc.

Holland Balanced Fund · PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)	Shares	Value
Common Stocks(a)–70.1%

Beverages–4.7%
PepsiCo, Inc.	10,700	1,415,182

Consumer Finance–3.9%
American Express Co.	12,400	1,180,480

Diversified Financial Services–5.0%
JPMorgan Chase & Co.	16,200	1,523,772

Energy Equipment & Services–0.9%
Schlumberger, Ltd.	15,800	290,562

Food & Staples Retailing–4.5%
Walmart, Inc.	11,400	1,365,492

Industrial Conglomerates–3.2%
3M Co.	6,200	967,138

Insurance–7.7%
Berkshire Hathaway, Inc. Class A*	5	1,336,500
Chubb Ltd.	7,824	990,675

		2,327,175

Media–8.8%
Comcast Corp. Class A	37,100	1,446,158
The Walt Disney Co.	10,900	1,215,459

		2,661,617

Oil, Gas & Consumable Fuels–2.1%
Exxon Mobil Corp.	14,300	639,496

Pharmaceuticals–5.2%
Johnson & Johnson	11,300	1,589,119

Semiconductors & Semiconductor Equipment–6.0%
Intel Corp.	30,700	1,836,781

Software–9.8%
Microsoft Corp.	14,600	2,971,246

Specialty Retail–8.3%
Home Depot, Inc.	10,000	2,505,100

Total Common Stocks (Cost–$8,028,422)		21,273,160

Holland Series Fund, Inc.

Holland Balanced Fund · PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2020 (Unaudited)	Principal	Value
U.S. Government Security(a)–23.4%

U.S. Treasury Notes–23.4%
United States Treasury Note/Bond, 2.500% due 12/31/20	$3,000,000	3,034,219
United States Treasury Note/Bond, 2.250% due 3/31/21	4,000,000	4,062,188

Total U.S. Government Security (Cost–$6,998,839)		7,096,407

	Shares
Investment Company (a) (b)–1.7%
Fidelity Investments Money Market Treasury Only Portfolio - Institutional Class, 0.040% (Cost–$500,321)	500,321	500,321

Total Investments–95.2% (Cost–$15,527,583)		28,869,888

Other Assets In Excess Of Liabilities–4.8%		1,465,120

Net Assets–100%
Applicable to 1,436,695 outstanding $0.01 par value shares (authorized 1,000,000,000)		$30,335,008

Net asset value, offering price and redemption price per share		$21.11

(a)	All percentages are based on the net assets of the Holland Balanced Fund as of June 30, 2020.
(b)	Rate shown is the 7-day yield.
*	Non-income producing

Holland Series Fund, Inc.

Holland Balanced Fund • NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2020 (Unaudited)

VALUATION

Equity securities traded on an exchange are valued at their last sales price on that exchange with the exception of equity securities listed on NASDAQ where the NASDAQ Official Closing Price is used. Debt securities for which over-the-counter market quotations are available are valued at the latest bid price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Directors of the Fund.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below. The Fund’s hierarchy can be found below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$21,273,160	$—	$—	$21,273,160
U.S. Government Securities	—	7,096,407	—	7,096,407
Investment Company	—	500,321	—	500,321

Total	$21,273,160	$7,596,728	$—	$28,869,888

For a further break down of each investment by type please refer to the Portfolio of Investments.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. For the period ended June 30, 2020, there were no transfers between Level 1, 2 or 3 based on the valuation input levels.

Income Taxes

At June 30, 2020, the U.S. Federal income tax cost basis of investments was $15,527,583. Net unrealized appreciation of the Fund’s investment securities was $13,342,305 of which $13,638,046 related to appreciated investment securities and $(295,741) related to depreciated investment securities.